CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 204,301,000		$ 184,224,000
Restricted cash	15,665,000		14,801,000
Accounts receivable	574,142,000		684,046,000
Prepaid expenses and other current assets	105,643,000		69,420,000
Total current assets	899,751,000		952,491,000
Property and equipment, net	80,016,000		114,690,000
Goodwill	2,163,339,000		2,116,696,000
Other intangible assets, net	2,452,796,000		2,600,596,000
Investments in unconsolidated affiliates	115,624,000		111,663,000
Other assets	65,966,000		116,547,000
Total assets	5,777,492,000		6,012,683,000
Current liabilities
Current portion of long-term debt	63,745,000		27,655,000
Accounts payable	195,452,000		179,415,000
Accrued compensation and benefits	142,136,000		136,645,000
Other accrued expenses	121,758,000		128,835,000
Deferred revenues	51,898,000		45,581,000
Total current liabilities	574,989,000		518,131,000
Long-term debt, net of current portion	2,029,328,000		3,172,087,000
Deferred income tax liabilities, net	491,242,000		506,362,000
Other long-term liabilities	141,910,000		146,297,000
Total liabilities	3,237,469,000		4,342,877,000
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	32,000		20,000
Additional paid in capital	3,356,417,000		2,337,471,000
(Accumulated deficit) / retained earnings	(907,738,000)		(745,295,000)
Loans to Karman Topco L.P.	(6,316,000)		(6,244,000)
Accumulated other comprehensive income (loss)	674,000		(8,153,000)
Total equity attributable to stockholder	2,443,069,000		1,577,799,000
Nonredeemable noncontrolling interest	96,954,000		92,007,000
Total stockholder's equity	2,540,023,000		1,669,806,000
Total liabilities and stockholders' equity	$ 5,777,492,000		6,012,683,000
Predecessor Company
Current assets
Cash and cash equivalents		$ 514,982	951,060
Prepaid expenses		166,667	316,667
Prepaid income taxes		265,695	25,327
Total current assets		947,344	1,293,054
Marketable securities held in Trust Account		453,742,245	452,816,525
Total assets		454,689,589	454,109,579
Current liabilities
Accounts payable and accrued expenses		4,621,248	100,000
Accounts payable - related party		248,028	127,912
Total current liabilities		4,869,276	227,912
Deferred underwriting commissions		15,750,000	15,750,000
Total liabilities		20,619,276	15,977,912
Commitments and contingencies
Class A common stock		429,070,310	433,131,660
Stockholders' equity:
Preferred stock
Additional paid in capital		6,590,882	2,529,572
(Accumulated deficit) / retained earnings		(1,592,213)	2,469,141
Total equity attributable to stockholder		5,000,003	5,000,007
Total liabilities and stockholders' equity		454,689,589	454,109,579
Predecessor Company | Class A Common Stock
Stockholders' equity:
Common stock		209	169
Total equity attributable to stockholder		209	169
Predecessor Company | Class B Common Stock
Stockholders' equity:
Common stock		1,125	1,125
Total equity attributable to stockholder		$ 1,125	$ 1,125